FAIR VALUE (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Non-marketable equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 13,651	¥ 11,563